UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Round Table Investment Management Company, LP
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Address:   214 North Tryon Street, Suite 3000
           --------------------------------------------------
           Charlotte, North Carolina 28202
           --------------------------------------------------


Form 13F File Number:  028-13383
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ian Banwell
           --------------------------------------------------
Title:     Manager, Chief Executive Officer
           --------------------------------------------------
Phone:     (704) 208-3600
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Ian Banwell              Charlotte, North Carolina        11/14/12
       -------------------------    ---------------------------     ---------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        18
                                               -------------

Form 13F Information Table Value Total:        $63,808
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number         Name

     1          028-13407                    St. George Partners, LLC
     2          028-13408                    Ian Banwell


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ANNALY CAP MGMT INC          COM              035710409    3,368  200,000 SH       DEFINED    1,2      200,000      0    0
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778      561   12,680 SH       DEFINED    1,2       12,680      0    0
CITIGROUP INC                COM NEW          172967424      654   20,000 SH  CALL DEFINED    1,2       20,000      0    0
ISHARES TR                   BARCLYS 7-10 YR  464287440      334    3,081 SH       DEFINED    1,2        3,081      0    0
ISHARES TR                   BARCLYS TIPS BD  464287176      401    3,290 SH       DEFINED    1,2        3,290      0    0
ISHARES TR                   DJ US REAL EST   464287739       93    1,440 SH       DEFINED    1,2        1,440      0    0
ISHARES TR                   FTSE CHINA25 IDX 464287184    1,038   30,000 SH  CALL DEFINED    1,2       30,000      0    0
ISHARES TR                   HIGH YLD CORP    464288513      179    1,943 SH       DEFINED    1,2        1,943      0    0
ISHARES TR                   MSCI EAFE INDEX  464287465      101    1,910 SH       DEFINED    1,2        1,910      0    0
JPMORGAN CHASE & CO          COM              46625H100      810   20,000 SH  CALL DEFINED    1,2       20,000      0    0
MICROSOFT CORP               COM              594918104    2,464   82,800 SH       DEFINED    1,2       82,800      0    0
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105       98    3,434 SH       DEFINED    1,2        3,434      0    0
SELECT SECTOR SPDR TR        SBI INT-INDS     81369Y704    1,581   43,268 SH       DEFINED    1,2       43,268      0    0
SMITHFIELD FOODS INC         COM              832248108      275    14000 SH       DEFINED    1,2        14000      0    0
SOUTHERN COPPER CORP         COM              84265V105    1,203   35,000 SH       DEFINED    1,2       35,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103      138      956 SH       DEFINED    1,2          956      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   50,390  350,000 SH  PUT  DEFINED    1,2      350,000      0    0
STAR BULK CARRIERS CORP      COM              Y8162K105      120  199,976 SH       DEFINED    1,2      199,976      0    0
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